FUTURE POLICY BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Liability for Future Policy Benefit, Activity
The reconciliation of the balances described in the table below to the future policy benefits in the statements of financial position is as follows.

AS AT DEC.31, 2022 AND DEC 31, 2021 US$ MILLIONS	2022	2021
Liability of future policy benefits
Direct Insurance	$3,136	$—
Pension Risk Transfer	2,964	2,171
Deferred profit liability		—
Direct Insurance	24	—
Pension Risk Transfer	187	158
Other contracts and VOBA	1,700	—
Total future policy benefits	$8,011	$2,330
The balances and changes in the liability for future policy benefits are as follows:

FOR THE YEAR ENDED DEC. 31 2022 US$ MILLIONS	Direct Insurance	Pension Risk Transfer	Total
Present value of Expected Net Premiums
Balance at current discount rate, beginning of year	$—	$—	$—
Beginning balance at original discount rate	—	—	—
Effect of changes in cash flow assumptions	—	—	—
Effect of actual variances from expected experience	—	—	—
Adjusted beginning of period balance	—	—	—
Acquisition from business combination	4,142	—	4,142
Issuances	140	—	140
Interest accrual	58	—	58
Net premiums collected	(252)	—	(252)
Ending balance at original discount rate	4,088	—	4,088
Effect of changes in discount rate assumptions	(313)	—	(313)
Balance, end of year	$3,775	$—	$3,775

Present value of Expected Future Policy Benefits
Balance at current discount rate, beginning of year	$—	$2,171	$2,171
Beginning balance at original discount rate	—	2,071	2,071
Effect of changes in cash flow assumptions	—	—	—
Effect of actual variances from expected experience	—	4	4
Adjusted beginning of period balance	—	2,075	2,075
Acquisition from business combination	7,614	—	7,614
Issuances	139	1,528	1,667
Interest accrual	104	63	167
Benefit payments	(311)	(142)	(453)
Effect of foreign exchange	—	(219)	(219)
Ending balance at original discount rate	7,546	3,305	10,851
Effect of changes in discount rate assumptions	(635)	(353)	(988)
Effect of foreign exchange	—	11	11
Balance, end of year	6,911	2,963	9,874
			—
Net liability for future policy benefits	3,136	2,964	6,100
Less: Reinsurance recoverables	(64)	(88)	(152)
Net liability for future policy benefits, after reinsurance recoverable	$3,072	$2,876	$5,948

FOR THE YEAR ENDED DEC. 31 2021 US$ MILLIONS	Pension Risk Transfer	Total
Present value of Expected Future Policy Benefits
Balance at current discount rate, beginning of year	$1,195	$1,195
Transition impacts	126	$126
Beginning balance at original discount rate	1,115	1,115
Effect of actual variances from expected experience	(15)	(15)
Adjusted beginning of period balance	1,100	1,100
Issuances	1,000	1,000
Interest accrual	40	40
Benefit payments	(71)	(71)
Effect of foreign exchange	2	2
Ending balance at original discount rate	2,071	2,071
Effect of changes in discount rate assumptions	97	97
Effect of foreign exchange	3	3
Balance, end of year	2,171	2,171

Net liability for future policy benefits	2,171	2,171
Less: Reinsurance recoverables	(142)	(142)
Net liability for future policy benefits, after reinsurance recoverable	$2,029	$2,029

AS AT DEC 31, 2022 US$ MILLIONS	Direct Insurance	Pension Risk Transfer
Weighted-average liability duration of the liability for future policy benefits (years)	13	9

AS AT DEC 31, 2021 US$ MILLIONS	Direct Insurance	Pension Risk Transfer
Weighted-average liability duration of the liability for future policy benefits (years)	—	10
The amount of undiscounted expected gross premiums and expected future benefit payments follows:

AS AT DEC. 31 US$ MILLIONS	2022	2021	2020
Direct Insurance
Expected future benefit payments	$14,524	$—	$—
Expected future gross premiums	9,604	—	—

Pension Risk Transfer
Expected future benefit payments	5,023	3,008	1,195
Expected future gross premiums	—	—	—

Total
Expected future benefit payments	19,547	3,008	1,195
Expected future gross premiums	9,604	—	—
The amount of revenue and interest recognized in the statements of operations follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Gross Premiums or Assessments			Interest Expense
	2022	2021	2020	2022	2021	2020
Direct Insurance	$327	$—	$—	$47	$—	$—
Pension Risk Transfer	1,557	1,017	432	68	45	29
The weighted-average interest rate follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
Direct Insurance
Interest accretion rate	5%	—%
Current discount rate	5%	—%

Pension Risk Transfer
Interest accretion rate	3%	4%
Current discount rate	5%	1%
For limited payment traditional life permanent contracts, DPL is amortized over face amount for limited payment traditional life permanent contracts.

AS AT AND FOR THE YEAR ENDED DEC 31, 2022 US$ MILLIONS	Direct Insurance	Pension Risk Transfer	Total
Balance, beginning of year, at locked-in discount rate	$—	$158	$158
Effect of actual variances from expected experience	4	(8)	(4)
Adjusted beginning of period balance	4	150	154
Issuances	—	51	51
Profits deferred	20	—	20
Interest accrual	—	5	5
Amortization	—	(6)	(6)
Effect of foreign exchange		(13)	(13)
Balance, end of year, at locked-in discount rate	$24	$187	$211

AS AT AND FOR THE YEAR ENDED DEC 31, 2021 US$ MILLIONS	Pension Risk Transfer	Total
Balance, beginning of year, at locked-in discount rate	$57	$57
Transition impacts	80	80
Adjusted balance, beginning of year	137	137
Effect of actual variances from expected experience	(6)	(6)
Adjusted beginning of period balance	131	131
Issuances	26	26
Interest accrual	2	2
Amortization	(2)	(2)
Effect of foreign exchange	1	1
Balance, end of year, at locked-in discount rate	$158	$158

AS AT AND FOR THE YEAR ENDED DEC 31, 2020 US$ MILLIONS	Pension Risk Transfer	Total
Balance, beginning of year, at locked-in discount rate	$41	$41
Effect of changes in locked-in discount rate	—	—
Effect of changes in cash flow assumptions	—	—
Effect of actual variances from expected experience	—	—
Adjusted beginning of period balance	41	41
Issuances	17	17
Interest accrual	1	1
Amortization	(3)	(3)
Effect of foreign exchange	1	1
Balance, end of year, at locked-in discount rate	$57	$57